Significant Accounting Judgments, Estimates, and Assumptions	12 Months Ended
Oct. 31, 2024
Significant Accounting Judgments, Estimates, and Assumptions [Abstract]
Significant Accounting Judgments, Estimates, and Assumptions
NOTE 3: SIGNIFICANT ACCOUNTING

JUDGMENTS, ESTIMATES, AND ASSUMPTIONS
The estimates used in the Bank’s accounting policies

are essential to understanding its results

of operations and financial condition. Some

of the Bank’s policies
require subjective, complex judgments and

estimates as they relate to matters

that are inherently uncertain. Changes in these

judgments or estimates and
changes to accounting standards and policies

could have a materially adverse impact

on the Bank’s Consolidated Financial Statements.

The Bank has established
procedures to ensure that accounting policies

are applied consistently and that the processes

for changing methodologies, determining

estimates,

and adopting
new accounting standards are well-controlled

and occur in an appropriate and systematic

manner.
CLASSIFICATION AND MEASUREMENT OF FINANCIAL ASSETS
Business Model Assessment
The Bank determines its business models

based on the objective under which its

portfolios of financial assets are managed.

Refer to Note 2 for details on the
Bank’s business models. In determining its

business models, the Bank considers

the following:
●

Management’s intent and strategic objectives

and the operation of the stated policies in practice;
●

The primary risks that affect the performance

of the portfolio

of assets and how these risks are

managed;

●

How the performance of the portfolio is evaluated

and reported to management; and
●

The frequency and significance of financial

asset sales in prior periods, the reasons

for such sales and the expected future sales activities.
Sales in themselves do not determine the business

model and are not considered in isolation.

Instead, sales provide evidence about

how cash flows are realized.
A held-to-collect business model will be reassessed

by the Bank to determine whether

any sales are consistent with an objective

of collecting contractual cash
flows if the sales are more than insignificant

in value or more than infrequent.
Solely Payments of Principal and Interest

Test
In assessing whether contractual cash flows

represent SPPI, the Bank considers the

contractual terms of the instrument. This

includes assessing whether the
financial asset contains contractual terms

that could change the timing or amount

of contractual cash flows such that

they would not be consistent with a basic
lending arrangement. In making the assessment,

the Bank considers the primary terms

as follows and assesses if the contractual

cash flows of the instrument
continue to meet the SPPI test:
●

Performance-linked features;
●

Terms that limit the Bank’s claim to cash flows

from specified assets (non-recourse terms);
●

Prepayment and extension terms;
●

Leverage features;

●

Features that modify elements of the time

value of money; and
●

Sustainability-linked features.
IMPAIRMENT OF FINANCIAL ASSETS
Significant Increase in Credit Risk
For retail exposures, criteria for assessing

significant increase in credit risk are

defined at the appropriate product or

portfolio level and vary based on the
exposure’s credit risk at origination. The criteria

include relative changes in PD, absolute

PD backstop, and delinquency backstop

when contractual payments are
more than 30 days past due. Significant increase

in credit risk since initial recognition

has occurred when one of the criteria is

met.
For non-retail exposures, BRR is determined

on an individual borrower basis using industry

and sector specific credit risk models that are

based on historical
data. Current and forward-looking information

that is specific to the borrower, industry, and sector is considered based on expert credit judgment. Criteria for
assessing significant increase in credit risk

are defined at the appropriate segmentation

level and vary based on the BRR of the exposure

at origination. Criteria
include relative changes in BRR, absolute

BRR backstop, and delinquency backstop

when contractual payments are more than 30

days past due. Significant
increase in credit risk since initial recognition

has occurred when one of the criteria is

met.
Measurement of Expected Credit Loss
ECLs are recognized on the initial recognition

of financial assets. Allowance for credit losses

represents management’s unbiased estimate

of the risk of default and
ECLs on the financial assets, including any off-balance

sheet exposures, at the balance sheet date.
For retail exposures, ECLs are calculated as

the product of PD, loss given default (LGD),

and exposure at default (EAD) at each

time step over the remaining
expected life of the financial asset and discounted

to the reporting date based on the EIR. PD

estimates represent the forward-looking

PD, updated quarterly
based on the Bank’s historical experience, current

conditions, and relevant forward-looking expectations

over the expected life of the exposure

to determine the
lifetime PD curve. LGD estimates are determined

based on historical charge-off events and recovery

payments, current information about attributes

specific to the
borrower, and direct costs. Expected cash flows from

collateral, guarantees, and other credit enhancements

are incorporated in LGD if integral to the contractual
terms. Relevant macroeconomic variables

are incorporated in determining expected

LGD. EAD represents the expected balance

at default across the remaining
expected life of the exposure. EAD incorporates

forward-looking expectations about repayments

of drawn balances and future draws

where applicable.
For non-retail exposures, ECLs are calculated

based on the present value of cash shortfalls

determined as the difference between contractual

cash flows and
expected cash flows over the remaining expected

life of the financial instrument. Lifetime

PD is determined by mapping the exposure’s

BRR to forward-looking PD
over the expected life. LGD estimates are

determined by mapping the exposure’s facility

risk rating (FRR) to expected LGD which

takes into account facility-
specific characteristics such as collateral,

seniority ranking of debt, and loan structure.

Relevant macroeconomic variables are incorporated

in determining
expected PD and LGD. Expected cash flows

are determined by applying the PD and LGD

estimates to the contractual cash flows

to calculate cash shortfalls over
the expected life of the exposure.
Forward-Looking Information
In calculating ECLs, the Bank employs internally

developed models that utilize parameters

for PD, LGD, and EAD. Forward-looking

macroeconomic factors
including at the regional level are incorporated

in the risk parameters as relevant.

Additional risk factors that are industry or

segment specific are also incorporated,
where relevant. Forward-looking macroeconomic

forecasts are generated by TD Economics

as part of the ECL process: A base economic

forecast is accompanied
with upside and downside estimates of realistically

possible economic conditions by considering

the sources of uncertainty around the base

forecast. All
macroeconomic forecasts are updated quarterly

for each variable on a regional basis where

applicable and incorporated as relevant

into the quarterly modelling of
base, upside and downside risk parameters

used in the calculation of ECL scenarios and

probability-weighted ECLs. TD Economics

will apply judgment to
recommend probability weights to each forecast

on a quarterly basis. The proposed

macroeconomic forecasts and probability

weightings are subject to robust
management review and challenge process

by a cross-functional committee that

includes representation from TD Economics,

Risk, Finance, and Business. ECLs
calculated under each of the three forecasts are

applied against the respective probability

weightings to determine the probability-weighted

ECLs. Refer to Note 8
for further details on the macroeconomic

variables and ECL sensitivity.
Expert Credit Judgment
Management’s expert credit judgment is used

to determine the best estimate for the qualitative

component contributing to ECLs, based on an assessment

of
business and economic conditions, historical

loss experience, loan portfolio composition,

and other relevant indicators and forward-looking

information that are not
fully incorporated into the model calculation.
There remains elevated economic uncertainty,

and management continues to exercise expert

credit judgment in assessing if an exposure

has experienced
significant increase in credit risk since initial

recognition and in determining the amount

of ECLs at each reporting date. To the extent that certain effects are not fully incorporated into the model calculations,

temporary quantitative and qualitative adjustments

have been applied.
LEASES
The Bank applies judgment in determining

the appropriate lease term on a lease-by-lease

basis. All facts and circumstances that

create an economic incentive to
exercise a renewal option or not to exercise

a termination option including investments

in major leaseholds, branch performance

and past business practice are
considered. The periods covered by renewal

or termination options are only included

in the lease term if it is reasonably certain

that the Bank will exercise the
options; management considers “reasonably

certain”

to be a high threshold. Changes in the economic

environment or changes in the industry

may impact the
Bank’s assessment of lease term, and any changes

in the Bank’s estimate of lease terms

may have a material impact on the Bank’s

Consolidated Balance Sheet
and Consolidated Statement of Income.
In determining the carrying amount of right-of-use

(ROU) assets and lease liabilities,

the Bank is required to estimate the incremental

borrowing rate specific to
each leased asset or portfolio of leased assets

if the interest rate implicit in the lease

is not readily determinable. The Bank

determines the incremental borrowing
rate of each leased asset or portfolio of leased

assets by incorporating the Bank’s creditworthiness,

the security, term, and value of the ROU asset, and the
economic environment in which the leased

asset operates. The incremental borrowing

rates are subject to change mainly due

to changes in the macroeconomic
environment.
FAIR VALUE MEASUREMENTS
The fair value of financial instruments traded

in active markets at the balance

sheet date is based on their quoted market

prices. For all other financial instruments
not traded in an active market, fair value may

be based on other observable current

market transactions involving the same or

similar instruments, without
modification or repackaging, or is based on

a valuation technique which maximizes

the use of observable market inputs. Observable

market inputs may include
interest rate yield curves, foreign exchange

rates, and option volatilities. Valuation techniques include comparisons with similar instruments where observable
market prices exist, discounted cash flow

analysis, option pricing models, and

other valuation techniques commonly

used by market participants.
For certain complex or illiquid financial instruments,

fair value is determined using valuation

techniques in which current market transactions

or observable
market inputs are not available. Judgment is used

when determining which valuation techniques

to apply, liquidity considerations, and model inputs such as volatilities, correlations, spreads, discount rates,

pre-payment rates, and prices of underlying

instruments. Any imprecision in these estimates

can affect the
resulting fair value.
Judgment is also used in recording valuation

adjustments to model fair values to account

for system limitations or measurement uncertainty, such as

when
valuing complex and less actively traded

financial instruments. If the market for a

complex financial instrument develops,

the pricing for this instrument may
become more transparent, resulting in refinement

of valuation models.
An analysis of the fair value of financial instruments

and further details as to how they are

measured are provided in Note 5.
DERECOGNITION OF FINANCIAL ASSETS
Certain financial assets transferred may

qualify for derecognition from the Bank’s

Consolidated Balance Sheet. To qualify for derecognition, certain key determinations must be made, including

whether the Bank’s rights to receive cash flows

from the financial asset have been retained

or transferred and the extent
to which the risks and rewards of ownership

of the financial assets have been retained

or transferred. If the Bank neither transfers nor

retains substantially all of
the risks and rewards of ownership of the

financial asset, a decision must be made

as to whether the Bank has retained control

of the financial asset.
Upon derecognition, the Bank will record a gain

or loss on sale of those assets which is calculated

as the difference between the carrying amount

of the asset
transferred and the sum of any cash proceeds

received, including any financial assets received

or financial liabilities assumed, and

any cumulative gains or losses
allocated to the transferred asset that had been

recognized in AOCI. In determining the

fair value of any financial assets received, the

Bank estimates future cash
flows by relying on estimates of the amount

of interest that will be collected on the

securitized assets, the yield to be paid to investors,

the portion of the securitized
assets that will be prepaid before their

scheduled maturity, ECLs, the cost of servicing the assets, and the rate at which to discount these expected

future cash
flows. Actual cash flows may differ significantly

from those estimated by the Bank.
Retained interests are financial interests in

transferred assets retained by the Bank.

They are classified as trading securities and

are initially recognized at
relative fair value on the Bank’s Consolidated Balance

Sheet. Subsequently, the fair value of retained interests is determined by estimating the present value

of
future expected cash flows. Differences between

the actual cash flows and the Bank’s estimated

future cash flows are recognized in trading

income (loss). These
assumptions are subject to periodic reviews

and may change due to significant changes

in the economic environment.
GOODWILL
The recoverable amount of the Bank’s CGUs

or groups of CGUs is determined from

internally developed valuation models

that consider various factors and
assumptions such as forecasted earnings, growth

rates, discount rates, and terminal growth

rates. Management is required to use judgment

in estimating the
recoverable amount of the CGUs or groups

of CGUs, and the use of different assumptions and

estimates in the calculations could influence

the determination of
the existence of impairment and the valuation

of goodwill. Management believes that the assumptions

and estimates used are reasonable

and supportable. Where
possible, assumptions generated internally

are compared to relevant market information.

The carrying amounts of the Bank’s CGUs or groups

of CGUs are
determined by management using risk-based

capital models to adjust net assets and liabilities

by CGU. These models consider various

factors including market
risk, credit risk, and operational risk,

including investment capital (comprised of

goodwill and other intangibles). Any capital

not directly attributable to the CGUs is
held within the Corporate segment. The Bank’s

capital oversight committees provide oversight

to the Bank’s capital allocation methodologies.
EMPLOYEE BENEFITS
The projected benefit obligation and expense

related to the Bank’s pension and post-retirement

defined benefit plans are determined using

multiple assumptions
that may significantly influence the value of

these amounts. Actuarial assumptions including

discount rates, compensation increases,

health care cost trend rates,
and mortality rates are management’s best estimates

and are reviewed annually with the Bank’s actuaries.

The Bank develops each assumption using

relevant
historical experience of the Bank in conjunction

with market-related data and considers

if the market-related data indicates

there is any prolonged or significant
impact on the assumptions. The discount

rate used to value the projected benefit

obligation is determined by reference

to market yields on high-quality corporate
bonds with terms matching the plans’ specific

cash flows. The other assumptions are also long-term

estimates. All assumptions are subject to

a degree of
uncertainty. Differences between actual experiences and the assumptions,

as well as changes in the assumptions

resulting from changes in future expectations,
result in remeasurement gains and losses

which are recognized in other comprehensive

income (OCI)

during the year and also impact expenses

in future periods.
INCOME TAXES
The Bank is subject to taxation in numerous

jurisdictions. There are many transactions

and calculations in the ordinary course

of business for which the ultimate
tax determination is uncertain. The Bank

maintains provisions for uncertain tax positions

that it believes appropriately reflect the risk of

tax positions under
discussion, audit, dispute, or appeal with

tax authorities, or which are otherwise

considered to involve uncertainty. These provisions are made using the Bank’s
best estimate of the amount expected to be paid

based on an assessment of all relevant

factors, which are reviewed at the end of

each reporting period. However,
it is possible that at some future date, changes

in these liabilities could result from audits by

the relevant taxing authorities.
Deferred tax assets are recognized only

when it is probable that sufficient taxable profit

will be available in future periods against

which deductible temporary
differences may be utilized. The amount of

the deferred tax asset recognized and considered

realizable could, however, be reduced if projected income is not
achieved due to various factors, such as

unfavourable business conditions. If projected

income is not expected to be achieved, the

Bank would decrease its
deferred tax assets to the amount that it believes

can be realized. The magnitude of the decrease

is significantly influenced by the Bank’s forecast

of future profit
generation, which determines the extent to

which it will be able to utilize the deferred

tax assets.
PROVISIONS
Provisions arise when there is some uncertainty

in the timing or amount of a loss in the

future. Provisions are based on the Bank’s best estimate

of all
expenditures required to settle its present obligations,

considering all relevant risks and uncertainties,

as well as, when material, the effect of

the time value of
money.
Many of the Bank’s provisions relate to various

legal and regulatory actions that the Bank

is involved in during the ordinary course

of business. Legal and
regulatory provisions require the involvement

of both the Bank’s management and legal counsel

when assessing the probability of a loss and estimating

any
monetary impact. Throughout the life of a provision,

the Bank’s management or legal counsel

may learn of additional information that may impact

its assessments
about the probability of loss or about the estimates

of amounts involved. Changes in these assessments

may lead to changes in the amount recorded

for
provisions. In addition, the actual costs of resolving

these claims may be substantially higher

or lower than the amounts recognized.

The Bank reviews its legal and
regulatory provisions on a case-by-case basis

after considering, among other factors, the

progress of each case, the Bank’s experience,

the experience of others
in similar cases, and the opinions and views of

legal counsel.
Certain of the Bank’s provisions relate to restructuring

initiatives initiated by the Bank. Restructuring

provisions require management’s best estimate,

including
forecasts of economic conditions. Throughout

the life of a provision, the Bank may become

aware of additional information that may impact

the assessment of
amounts to be incurred. Changes in these assessments

may lead to changes in the amount recorded

for restructuring provisions.
INSURANCE
The assumptions used in establishing the Bank’s

insurance contract liabilities are based on best

estimates of possible outcomes.
For property and casualty insurance

contracts, the ultimate cost of LIC is estimated

using a range of standard actuarial claims

projection techniques by the
appointed actuary in accordance with

Canadian accepted actuarial practices. Additional

qualitative judgment is used to assess

the extent to which past trends may
or may not apply in the future, in order to arrive

at the estimated ultimate claims cost

amounts that present the most likely outcome

taking into account all the
uncertainties involved.
For life and health insurance contracts, insurance

contract liabilities consider all future policy

cash flows, including premiums, claims, and

expenses required to
administer the policies. Critical assumptions

used in the measurement of life and health

insurance contract liabilities are determined

by the appointed actuary.
Further information on insurance risk assumptions

is provided in Note 21.
CONSOLIDATION OF STRUCTURED ENTITIES
Management judgment is required when

assessing whether the Bank should consolidate

an entity. For instance, it may not be feasible to determine if the Bank controls an entity solely through an assessment

of voting rights for certain structured entities.

In these cases, judgment is required

to establish whether the Bank
has decision-making power over the key

relevant activities of the entity and

whether the Bank has the ability to use that power

to absorb significant variable returns
from the entity. If it is determined that the Bank has both decision-making power and significant variable returns

from the entity, judgment is also used to determine
whether any such power is exercised by

the Bank as principal, on its own behalf,

or as agent, on behalf of another counterparty.
Assessing whether the Bank has decision-making

power includes understanding the purpose

and design of the entity in order to determine

its key economic
activities. In this context, an entity’s key economic

activities are those which predominantly

impact the economic performance of the

entity. When the Bank has the
current ability to direct the entity’s key economic

activities, it is considered to have decision-making

power over the entity.
The Bank also evaluates its exposure

to the variable returns of a structured entity in

order to determine if it absorbs a significant

proportion of the variable
returns the entity is designed to create. As part

of this evaluation, the Bank considers the purpose

and design of the entity in order to determine

whether it absorbs
variable returns from the structured entity

through its contractual holdings, which

may take the form of securities issued by

the entity, derivatives with the entity, or
other arrangements such as guarantees, liquidity

facilities, or lending commitments.
If the Bank has decision-making power over

the entity and absorbs significant variable returns

from the entity, it then determines if it is acting as principal or agent when exercising its decision-making power. Key factors considered include the scope of its decision-making

power; the rights of other parties involved

with
the entity, including any rights to remove the Bank as decision-maker or rights to participate in key decisions;

whether the rights of other parties are exercisable

in
practice; and the variable returns absorbed

by the Bank and by other parties involved

with the entity. When assessing consolidation, a presumption exists that the
Bank exercises decision-making power as principal

if it is also exposed to significant variable

returns, unless an analysis of the

factors above indicates otherwise.
The decisions above are made with reference

to the specific facts and circumstances relevant

for the structured entity and related transaction(s)

under
consideration.
REVENUE FROM CONTRACTS WITH

CUSTOMERS
The Bank applies judgment to determine

the timing of satisfaction of performance

obligations which affects the timing of revenue recognition,

by evaluating the
pattern in which the Bank transfers control

of services promised to the customer. A performance obligation is satisfied over time when the customer

simultaneously
receives and consumes the benefits as the

Bank performs the service. For performance

obligations satisfied over time, revenue is generally

recognized using the
time-elapsed method which is based on time

elapsed in proportion to the period over

which the service is provided, for example,

personal deposit account bundle
fees. The time-elapsed method is a faithful

depiction of the transfer of control

for these services as control is transferred

evenly to the customer when the Bank
provides a stand-ready service or effort is expended

evenly by the Bank to provide a service

over the contract period. In contracts

where the Bank has a right to
consideration from a customer in an amount

that corresponds directly with the value to the

customer of the Bank’s performance completed

to date, the Bank
recognizes revenue in the amount to which

it has a right to invoice.
The Bank satisfies a performance obligation

at a point in time if the customer obtains

control of the promised services at that

date. Determining when control is
transferred requires the use of judgment.

For transaction-based services, the Bank determines

that control is transferred to the customer

at a point in time when
the customer obtains substantially all of

the benefits from the service rendered

and the Bank has a present right to payment,

which generally coincides with the
moment the transaction is executed.
The Bank exercises judgment in determining

whether costs incurred in connection with acquiring

new revenue contracts would meet the requirement

to be
capitalized as incremental costs to obtain or

fulfil a contract with customers.
INTEREST RATE BENCHMARK REFORM PHASE 2
Effective November 1, 2020, the Bank was an early adopter

of the Interest Rate Benchmark Reform Phase

2 and no transitional adjustment was required.
Interest Rate Benchmark Reform Phase 2 addresses

issues affecting financial reporting when

changes are made to contractual cash

flows of financial
instruments or hedging relationships

as a result of IBOR reform. The amendments

permit modification to financial assets,

financial liabilities and lease
liabilities required as a direct consequence of IBOR

reform and made on an economically equivalent

basis to be accounted for by updating

the EIR
prospectively. If the modification does not meet the practical expedient requirements, existing IFRS requirements

are applied. Relief is also provided

for an
entity’s hedge accounting relationships in circumstances

where changes to hedged items and hedging

instruments arise as a result of IBOR reform.

The
amendments

enable entities to reflect these changes without

discontinuing, or resulting in a new formal

designation of, the existing hedging relationship.

Permitted
changes include redefining the hedged risk

to reference an ARR (contractually or non-contractually

specified), amending the description of

the hedged item and
hedging instrument to reflect the ARR, and

amending the description of how the entity

will assess hedge effectiveness. Hedging relationships

within the scope of
Interest Rate Benchmark Reform Phase 2

are the same as those within the scope of

Interest Rate Benchmark Reform Phase 1.

Interest Rate Benchmark Reform
Phase 2 also amended IFRS 7, introducing expanded

qualitative and quantitative disclosures about

the risks arising from IBOR reform, how

an entity is managing
those risks, its progress in completing

the transition to ARRs, and how it is managing

the transition.
Interest rate benchmarks (such as the London

Interbank Offered Rate (LIBOR) and the Canadian

Dollar Offered Rate (CDOR)) have been reformed

and
replaced by ARRs. From June 30, 2023, all remaining

USD LIBOR settings (overnight, one-month,

three-month, six-month and twelve-month)

have either ceased
or were published only on a synthetic basis

for the use in legacy contracts that had no other

fallback solution. The remaining settings

of CDOR (one-month, two-
month, and three-month) ceased following

a final publication on June 28, 2024. The Bank’s

exposure to non-derivative financial assets,

non-derivative financial
liabilities, derivative notional amounts and off-balance

sheet commitments referencing CDOR is no

longer significant to its financial statements

as at
October 31, 2024 (October 31, 2023 – $ 17

billion, $
12

billion, $
2,645

billion and $
64

billion, respectively).